Consolidated Statement of Profit or Loss ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨) ₨ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 INR (₨) ₨ / shares	Mar. 31, 2023 INR (₨) ₨ / shares
Statements [Line Items]
Revenue	₨ 39,885,580	$ 466,054	₨ 35,633,922	₨ 33,403,726
Cost of sales	(24,917,342)	(291,154)	(22,378,001)	(21,379,429)
Gross profit	14,968,238	174,900	13,255,921	12,024,297
Other operating Income	363,968	4,253	378,973	324,021
Selling, general and administrative expenses	(7,442,361)	(86,962)	(6,462,069)	(5,728,696)
Depreciation and amortization	(5,633,054)	(65,821)	(4,773,414)	(3,971,865)
Operating Profit	2,256,791	26,370	2,399,411	2,647,757
Investment income	187,844	2,195	156,154	39,712
Profit before financing and income taxes	2,444,635	28,565	2,555,565	2,687,479
Finance income	12,632	148	108	10,291
Interest expenses on borrowings	(2,446,285)	(28,584)	(1,951,675)	(1,479,889)
Interest expenses on pension liabilities	(1,805)	(21)	(1,995)	(4,938)
Interest expenses on lease liabilities	(295,589)	(3,454)	(249,964)	(191,912)
Net finance income / (expense)	(2,731,047)	(31,911)	(2,203,526)	(1,666,448)
Profit/ (Loss) before tax	(286,412)	(3,346)	352,039	1,021,021
Income tax (expense) / benefit	(498,546)	(5,825)	(183,100)	(346,499)
Profit for the year	(784,958)	(9,171)	168,939	674,522
Attributable to:
Equity holders of the Company	(784,958)	(9,171)	168,939	674,522
Non-controlling interest	0	0	0	0
Profit for the year	₨ (784,958)	$ (9,171)	₨ 168,939	₨ 674,522
Earnings per share
Basic earnings per share | (per share)	₨ (2.1)	$ (0.02)	₨ 0.92	₨ 3.69
Diluted earnings per share | (per share)	₨ (2.1)	$ (0.02)	₨ 0.91	₨ 3.64